Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Fair Value Measurement Methods	The approaches, in order of strongest fair value evidence, are detailed as follows:

Valuation Method	Description
Market – Backsolve	The market backsolve approach benchmarks the original issue price (OIP) of the company’s latest funding transaction as current value.
Market/Asset – PWERM
Under a PWERM, the company value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise. Possible future outcomes can include IPO scenarios, potential SPAC transactions, merger and acquisition transactions as well as other similar exit transactions of the investee.

Income Based – DCF	The income approach is used to estimate fair value based on the income streams, such as cash flows or earnings, that an asset or business can be expected to generate.
The methods are detailed as follows:

Allocation Method	Description
OPM	The OPM model treats preferred stock as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred stock.
PWERM
Under a PWERM, share value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise, as well as the rights of each share class.

Hybrid
The hybrid method is a combination of the PWERM and OPM. Under the hybrid method, multiple liquidity scenarios are weighted based on the probability of the scenario's occurrence, similar to the
PWERM, while also utilizing the OPM to estimate the allocation of value in one or more of the scenarios.

The Group measures fair value using the following fair value hierarchy that reflects the significance of the inputs used in making the measurements:

Fair Value Hierarchy Level	Description
Level 1	Inputs that are quoted market prices (unadjusted) in active markets for identical instruments.
Level 2	Inputs other than quoted prices included within Level 1 that are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3
Inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instruments' valuation.

Schedule of Changes in Assets, Level 3 Fair Value, Investments Held at Fair Value	The following table summarizes the changes in all the Group’s investments held at fair value categorized as Level 3 in the fair value hierarchy:

Level 3 Investments held at fair value	Balance under IFRS 9 $	Equity method loss recorded against LTI $	Carrying Amount $
Balance as of January 1, 2024	24,872	—	24,872
Deconsolidation of Seaport - new investment in Seaport preferred shares	179,248	—	179,248
Gain/(loss) on changes in fair value	(10,361)	—	(10,361)
Equity method loss recorded against LTI	—	(5,307)	(5,307)
Balance as of December 31, 2024	193,758	(5,307)	188,452
Investment in Vedanta preferred shares	888	—	888
Conversion of Vedanta note to preferred shares	2,836	—	2,836
Gain/(loss) on changes in fair value	39,074	—	39,074
Equity method loss recorded against LTI, net	—	(13,831)	(13,831)
Balance as of December 31, 2025	236,557	(19,138)	217,419

Schedule of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Liabilities	The significant unobservable inputs used at December 31, 2025 in the fair value measurement of this investment and the sensitivity of the fair value measurement to changes in these significant unobservable inputs are summarized in the table below.

As of December 31, 2025	Investment Measured through Market Backsolve & PWERM
Unobservable Inputs	Input Value	Sensitivity Range	Fair Value Increase/ (Decrease) $
Equity Value	689,748	-10%	(24,667)
		+10%	24,634
Probability of entering into an initial public offering ("IPO")*	50%	-10%	(5,270)
		+10%	5,270
*Assumed the IPO event occurs on June 30, 2026.
Schedule of Fair Value Measurement and Classification	The fair value of financial instruments by category as of December 31, 2025 and 2024:

	2025
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[1]:
Money Markets[2]	97,447	—	97,447	—	—	97,447
Investment in notes from associates	11,417	—	—	—	11,417	11,417
Investments held at fair value[3]	217,426	—	7	—	217,419	217,426
Total financial assets	326,290	—	97,454	—	228,836	326,290
Financial liabilities:
Subsidiary preferred shares	—	169	—	—	169	169
Share-based liability awards	—	3,044	—	—	3,044	3,044
Total financial liabilities	—	3,213	—	—	3,213	3,213
1.Excluded from the table above are short-term investments of $24,829 and cash equivalent of $124,538 that are classified at amortized cost as of December 31, 2025. The cost of these short-term investments and cash equivalent approximates current fair value.
2.Included within cash and cash equivalents.
3.The carrying amount of  $217,419 reflects the fair value of $236,557 as of December 31, 2025, net of $19,138 in equity method loss allocated to the long-term interest.

	2024
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[1]:
Money Markets[2]	181,716	—	181,716	—	—	181,716
Investment in notes from associates	17,731	—	—	—	17,731	17,731
Investments held at fair value[3]	191,426	—	2,974	—	188,452	191,426
Total financial assets	390,873	—	184,690	—	206,183	390,873
Financial liabilities:
Subsidiary preferred shares	—	169	—	—	169	169
Share-based liability awards	—	3,736	—	—	3,736	3,736
Total financial liabilities	—	3,905	—	—	3,905	3,905
1.Excluded from the table above are short-term investments of $86,666 and cash equivalent of $62,179 that are classified at amortized cost as of December 31, 2024. The cost of these short-term investments and cash equivalent approximates current fair value.
2.Included within cash and cash equivalents.
3.The carrying amount of $188,452 reflects the fair value of $193,758 as of December 31, 2024, net of $5,307 in equity method loss allocated to the long-term interest.